SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE (Details)	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Period End Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	5.7369	5.9026	5.4697	5.7843
Period Average Exchange Rate [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Foreign currency exchange rate, translation	5.8253	5.7090	5.6554	5.7720